Shareholder Report, Holdings (Details)	Oct. 31, 2025
Defiance 2X Daily Long Pure Quantum ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Defiance 2X Daily Long Pure Quantum ETF | D-Wave Quantam, Inc. Swap; Maturity Date: 09/08/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Defiance 2X Daily Long Pure Quantum ETF | Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance 2X Daily Long Pure Quantum ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Defiance 2X Daily Long Pure Quantum ETF | Quantum Computing, Inc. Swap; Maturity Date: 09/08/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance 2X Daily Long Pure Quantum ETF | Ionq, Inc. Swap; Maturity Date: 09/08/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance 2X Daily Long Pure Quantum ETF | Rigetti Computing, Inc. Swap; Maturity Date: 09/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance 2X Daily Long Pure Quantum ETF | D-Wave Quantam, Inc. Swap; Maturity Date: 09/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance 2X Daily Long Pure Quantum ETF | Quantum Computing, Inc. Swap; Maturity Date: 11/23/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance 2X Daily Long Pure Quantum ETF | Ionq, Inc. Swap; Maturity Date: 11/23/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance 2X Daily Long Pure Quantum ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance 2X Daily Long Pure Quantum ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Defiance Daily Target 2X Long ANET ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Defiance Daily Target 2X Long ANET ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance Daily Target 2X Long ANET ETF | Arista Networks, Inc. Swap; Maturity Date: 09/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Defiance Daily Target 2X Long ANET ETF | Arista Networks, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Defiance Daily Target 2X Long ANET ETF | Arista Networks, Inc. Swap; Maturity Date: 01/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long ANET ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long ANET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Defiance Daily Target 2X Long AVAV ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Defiance Daily Target 2X Long AVAV ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Defiance Daily Target 2X Long AVAV ETF | AeroViroment, Inc., Swap; Maturity Date: 10/30/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Defiance Daily Target 2X Long AVAV ETF | AeroViroment, Inc., Swap; Maturity Date: 12/07/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long AVAV ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long AVAV ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Defiance Daily Target 2X Long AVGO ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Defiance Daily Target 2X Long AVGO ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 01/20/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 05/29/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 11/10/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 10/03/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 12/14/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long AVGO ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long AVGO ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Defiance Daily Target 2X Long CVNA ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Defiance Daily Target 2X Long CVNA ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Defiance Daily Target 2X Long CVNA ETF | Carvana Co. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long CVNA ETF | Carvana Co. Swap; Maturity Date: 07/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Daily Target 2X Long CVNA ETF | Carvana Co. Swap; Maturity Date: 06/29/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Daily Target 2X Long CVNA ETF | Carvana Co. Swap; Maturity Date: 11/16/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long CVNA ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long CVNA ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Daily Target 2X Long DKNG ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Defiance Daily Target 2X Long DKNG ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Defiance Daily Target 2X Long DKNG ETF | DraftKings, Inc. Swap; Maturity Date: 08/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Defiance Daily Target 2X Long DKNG ETF | DraftKings, Inc. Swap; Maturity Date: 09/07/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance Daily Target 2X Long DKNG ETF | DraftKings, Inc. Swap; Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Defiance Daily Target 2X Long DKNG ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long DKNG ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Defiance Daily Target 2X Long HIMS ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Defiance Daily Target 2X Long HIMS ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 09/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 10/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 01/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long HIMS ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long HIMS ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Defiance Daily Target 2X Long HOOD ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Defiance Daily Target 2X Long HOOD ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 04/19/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc., Swap; Maturity Date: 07/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 09/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 11/16/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long HOOD ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
Defiance Daily Target 2X Long HOOD ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Defiance Daily Target 2X Long HOOD ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Defiance Daily Target 2X Long IONQ ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Defiance Daily Target 2X Long IONQ ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Long IONQ ETF | Ionq, Inc. Swap; Maturity Date: 11/23/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 04/12/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 06/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 09/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 10/03/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Defiance Daily Target 2X Long IONQ ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Defiance Daily Target 2X Long IONQ ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Defiance Daily Target 2X Long IONQ ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Defiance Daily Target 2X Long IREN ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Defiance Daily Target 2X Long IREN ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 10/20/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Daily Target 2X Long IREN ETF | IREN Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 10/30/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 11/23/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long IREN ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Defiance Daily Target 2X Long IREN ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Defiance Daily Target 2X Long IREN ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long JPM ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Defiance Daily Target 2X Long JPM ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Defiance Daily Target 2X Long JPM ETF | JP Morgan Chase & Co. Swap; Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Defiance Daily Target 2X Long JPM ETF | JP Morgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Daily Target 2X Long JPM ETF | JP Morgan Chase & Co. Swap; Maturity Date: 09/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long JPM ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Defiance Daily Target 2X Long JPM ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Defiance Daily Target 2X Long JPM ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Daily Target 2X Long LLY ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Defiance Daily Target 2X Long LLY ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 08/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap: Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap: Maturity Date: 10/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 10/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 10/16/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 10/13/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long LLY ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long LLY ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Defiance Daily Target 2X Long LMND ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Defiance Daily Target 2X Long LMND ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Defiance Daily Target 2X Long LMND ETF | Lemonade, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Defiance Daily Target 2X Long LMND ETF | Lemonade, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance Daily Target 2X Long LMND ETF | Lemonade, Inc. Swap; Maturity Date: 10/23/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance Daily Target 2X Long LMND ETF | Lemonade, Inc. Swap; Maturity Date: 01/04/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Defiance Daily Target 2X Long LMND ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Defiance Daily Target 2X Long LMND ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Defiance Daily Target 2X Long LMND ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance Daily Target 2X Long MP ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Defiance Daily Target 2X Long MP ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long MP ETF | MP Materials Corp. Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Defiance Daily Target 2X Long MP ETF | MP Materials Corp. Swap; Maturity Date: 10/26/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Defiance Daily Target 2X Long MP ETF | MP Materials Corp. Swap; Maturity Date: 11/23/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long MP ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long MP ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Defiance Daily Target 2X Long MSTR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Defiance Daily Target 2X Long MSTR ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Daily Target 2X Long MSTR ETF | Microstrategy, Inc. Swap; Maturity Date: 10/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Daily Target 2X Long MSTR ETF | Microstrategy, Inc. Swap; Maturity Date: 09/25/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance Daily Target 2X Long MSTR ETF | Dreyfus Government Cash Management - Institutional Class, 4.00% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Daily Target 2X Long MSTR ETF | Microstrategy, Inc. Swap; Maturity Date: 11/09/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long MSTR ETF | Microstrategy, Inc. Swap; Maturity Date: 09/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long MSTR ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long MSTR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Defiance Daily Target 2X Long NVO ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Defiance Daily Target 2X Long NVO ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk AS - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk AS Swap; Maturity Date: 10/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk AS Swap; Maturity Date: 01/12/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk AS Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk AS Swap; Maturity Date: 09/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk AS Swap; Maturity Date: 08/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long NVO ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Defiance Daily Target 2X Long NVO ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Defiance Daily Target 2X Long NVO ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Daily Target 2X Long OKLO ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Defiance Daily Target 2X Long OKLO ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 07/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 09/23/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swaps; Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 10/03/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 01/25/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long OKLO ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Defiance Daily Target 2X Long OKLO ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Defiance Daily Target 2X Long OKLO ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Daily Target 2X Long ORCL ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Defiance Daily Target 2X Long ORCL ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 03/09/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 07/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 03/13/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 09/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 01/04/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long ORCL ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long ORCL ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Defiance Daily Target 2X Long OSCR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Defiance Daily Target 2X Long OSCR ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Daily Target 2X Long OSCR ETF | Oscar Health, Inc. Swap; Maturity Date: 09/29/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance Daily Target 2X Long OSCR ETF | Oscar Health, Inc. Swap; Maturity Date: 10/03/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance Daily Target 2X Long OSCR ETF | Oscar Health, Inc. Swap; Maturity Date: 11/09/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long OSCR ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long OSCR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Defiance Daily Target 2X Long PM ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Defiance Daily Target 2X Long PM ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Long PM ETF | Philip Morris International, Inc. Swap; Maturity Date: 10/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
Defiance Daily Target 2X Long PM ETF | Philip Morris International, Inc. Swap; Maturity Date: 10/30/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance Daily Target 2X Long PM ETF | Philip Morris International, Inc. Swap; Maturity Date: 10/13/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long PM ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long PM ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
Defiance Daily Target 2X Long QS ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Defiance Daily Target 2X Long QS ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Daily Target 2X Long QS ETF | QuantamScape Corp. Swap; Maturity Date: 10/20/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Defiance Daily Target 2X Long QS ETF | QuantamScape Corp. Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Defiance Daily Target 2X Long QS ETF | QuantamScape Corp. Swap; Maturity Date: 10/30/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Defiance Daily Target 2X Long QS ETF | QuantamScape Corp. Swap; Maturity Date: 01/04/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Defiance Daily Target 2X Long QS ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long QS ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Defiance Daily Target 2X Long RGTI ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Defiance Daily Target 2X Long RGTI ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 05/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 06/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 09/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 08/18/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long RGTI ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long RGTI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
Defiance Daily Target 2X Long RIOT ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Defiance Daily Target 2X Long RIOT ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 02/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 08/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 11/16/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 09/22/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long RIOT ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Defiance Daily Target 2X Long RIOT ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Defiance Daily Target 2X Long RIOT ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Defiance Daily Target 2X Long RKLB ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Defiance Daily Target 2X Long RKLB ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab USA, Inc. Swap; Maturity Date: 04/13/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab USA, Inc. Swap; Maturity Date: 09/21/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab USA, Inc. Swap; Maturity Date: 09/18/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab USA, Inc. Swap; Maturity Date: 09/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab USA, Inc. Swap; Maturity Date: 09/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab USA, Inc. Swap; Maturity Date: 08/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long RKLB ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Defiance Daily Target 2X Long RKLB ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Defiance Daily Target 2X Long RKLB ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Defiance Daily Target 2X Long SMCI ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Defiance Daily Target 2X Long SMCI ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 03/10/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 09/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 10/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Defiance Daily Target 2X Long SMCI ETF | Dreyfus Government Cash Management - Class Institutional, 4.00% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 12/14/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long SMCI ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long SMCI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Defiance Daily Target 2X Long SMCI ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long SOFI ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Defiance Daily Target 2X Long SOFI ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 07/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 02/16/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 09/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 09/22/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long SOFI ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long SOFI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Defiance Daily Target 2X Long SOUN ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Defiance Daily Target 2X Long SOUN ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 07/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 09/21/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 09/08/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long SOUN ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Defiance Daily Target 2X Long SOUN ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Defiance Daily Target 2X Long SOUN ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Long VST ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Defiance Daily Target 2X Long VST ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Defiance Daily Target 2X Long VST ETF | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Long VST ETF | Vistra Corp. Swap; Maturity Date: 10/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Daily Target 2X Long VST ETF | Vistra Corp. Swap; Maturity Date: 09/21/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long VST ETF | Vistra Corp. Swap; Maturity Date: 08/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long VST ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Defiance Daily Target 2X Long VST ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Defiance Daily Target 2X Long VST ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Short IONQ ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Defiance Daily Target 2X Short IONQ ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Short IONQ ETF | Ionq, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
Defiance Daily Target 2X Short IONQ ETF | Ionq, Inc. Swap; Maturity Date: 09/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
Defiance Daily Target 2X Short IONQ ETF | Ionq, Inc. Swap; Maturity Date: 09/28/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Daily Target 2X Short IONQ ETF | Ionq, Inc. Swap; Maturity Date: 11/16/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Short IONQ ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Defiance Daily Target 2X Short IONQ ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short LLY ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Defiance Daily Target 2X Short LLY ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Defiance Daily Target 2X Short LLY ETF | Eli Lilly & Co. Swap: Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
Defiance Daily Target 2X Short LLY ETF | Eli Lilly & Co. Swap: Maturity Date: 10/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Defiance Daily Target 2X Short LLY ETF | Eli Lilly & Co. Swap: Maturity Date: 01/04/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance Daily Target 2X Short LLY ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
Defiance Daily Target 2X Short LLY ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short MSTR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Defiance Daily Target 2X Short MSTR ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Daily Target 2X Short MSTR ETF | MicroStrategy, Inc. Swap; Maturity Date: 09/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Defiance Daily Target 2X Short MSTR ETF | MicroStrategy, Inc. Swap; Maturity Date: 02/17/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Daily Target 2X Short MSTR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Defiance Daily Target 2X Short MSTR ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short PLTR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Defiance Daily Target 2X Short PLTR ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Short PLTR ETF | Palantir Technologies, Inc. Swap; Maturity Date: 09/21/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Defiance Daily Target 2X Short PLTR ETF | Palantir Technologies, Inc. Swap; Maturity Date: 10/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Defiance Daily Target 2X Short PLTR ETF | Palantir Technologies, Inc. Swap; Maturity Date: 03/10/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
Defiance Daily Target 2X Short PLTR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
Defiance Daily Target 2X Short PLTR ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short QBTS ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Defiance Daily Target 2X Short QBTS ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Defiance Daily Target 2X Short QBTS ETF | MicroStrategy, Inc. Swap; Maturity Date: 10/10/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.90%)
Defiance Daily Target 2X Short QBTS ETF | MicroStrategy, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Defiance Daily Target 2X Short QBTS ETF | MicroStrategy, Inc. Swap; Maturity Date: 11/16/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Short QBTS ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)
Defiance Daily Target 2X Short QBTS ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short RGTI ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Defiance Daily Target 2X Short RGTI ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Short RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Defiance Daily Target 2X Short RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 10/13/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.10%)
Defiance Daily Target 2X Short RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 10/10/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Defiance Daily Target 2X Short RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 11/16/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Short RGTI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.10%)
Defiance Daily Target 2X Short RGTI ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short SMCI ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Defiance Daily Target 2X Short SMCI ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Daily Target 2X Short SMCI ETF | Super Micro Computer, Inc. Swap; Maturity Date: 09/21/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Defiance Daily Target 2X Short SMCI ETF | Super Micro Computer, Inc. Swap; Maturity Date: 09/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Short SMCI ETF | Super Micro Computer, Inc. Swaps; Maturity Date: 09/21/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance Daily Target 2X Short SMCI ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short SMCI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%

[1]	Less than 0.05% of net assets
[2]	Less than 0.05% of net assets
[3]	Less than 0.05% of net assets
[4]	Less than 0.05% of net assets
[5]	Less than 0.05% of net assets
[6]	Less than 0.05% of net assets
[7]	Less than 0.05% of net assets
[8]	Less than 0.05% of net assets
[9]	Less than 0.05% of net assets
[10]	Less than -0.05% of net assets